Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016
Schedule of Funding Sources And Funding Uses [Line Items]
Equity and liabilities	$ 2,558,124	$ 2,518,430	$ 2,521,771
Assets	2,558,124	$ 2,518,430	2,521,771	$ 2,374,986
Loans and advances to customers
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	981,696		962,964
Loans and advances to banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	72,167		90,393
Reverse repurchase agreements - non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	242,804		201,553
Prepayments, accrued income and other assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	47,159
Prepayments, accrued income and other assets | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	47,159
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	735		781
Trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	238,130		287,995
Trading | Reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	9,893		10,224
Trading | Stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	8,387		6,895
Trading | Settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses			15,258
Trading | Other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	219,850		255,618
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	407,433		389,076
Cash and balances at central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	162,843		180,624
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	405,157		408,385
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,362,643		1,364,462
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	56,331		69,922
Repurchase agreements, non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	165,884		130,002
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	85,342		64,546
Accruals, deferred income and other liabilities | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	54,066
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	313		1,286
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	22,437		19,826
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	148,505		94,429
Liabilities under insurance contracts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	87,330		85,667
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	84,431		184,361
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,495		2,255
Trading liabilities | Stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	10,998		8,363
Trading liabilities | Settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount			11,198
Trading liabilities | Other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	71,938		162,545
Equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	194,249		197,871
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 296,593		$ 309,399

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.